SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 $ / shares	Nov. 30, 2020 $ / shares	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares
Subsequent Event [Line Items]
Stated value | $			$ 8,550,000	$ 22,233,000	$ 11,066,000
Share purchase price						$ 0.86		$ 0.64
Issue discount	0.05
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock conversion price	$ 0.25	$ 0.25
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock conversion price	$ 0.25	$ 0.25
Liquidation preference	The Series D preferred stock will also have a liquidation preference over the common stock, and may be redeemed by the investors, in accordance with certain terms, for a redemption price equal to 105% of the stated value, or in certain circumstances, 110% of the stated value
Private Placement [Member]
Subsequent Event [Line Items]
Share purchase price							$ 0.35		$ 1.25
Private Placement [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from offering | $		$ 4,750,000
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Advaxis public offerings, net of offering costs, shares | shares	1,000,000
Stated value | $	$ 5,000,000
Share purchase price	$ 4.75	$ 4.75
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advaxis public offerings, net of offering costs, shares | shares	1,000,000
Stated value | $		$ 5,000,000
Share purchase price	$ 4.75	$ 4.75
Issue discount	0.05